Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property and Equipment
Schedule of Property and equipment
	June 30,	December 31,
	2022	2021

Office furniture, equipment and software	$206,000	$206,000
Less accumulated depreciation	(200,000)	(189,000)
Property and equipment, net	$6,000	$17,000

	December 31,
	2021	2020

Office furniture, equipment and software	$206,000	$206,000
Less accumulated depreciation	(189,000)	(162,000)
Property and equipment, net	$17,000	$44,000